FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2024
FINANCIAL INFORMATIONS OF PARENT COMPANY
FINANCIAL INFORMATION OF PARENT COMPANY

PARENT COMPANY CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

FOR THE YEARS ENDED DECEMBER 31, 2022, 2023 AND 2024

	2022	2023	2024	2024
	RMB	RMB	RMB	US$
			(in thousands)
Operating expenses:
General and administrative	(232,037)	(117,011)	(97,153)	(13,310)
Total operating expenses	(232,037)	(117,011)	(97,153)	(13,310)

Loss from operations	(232,037)	(117,011)	(97,153)	(13,310)
Impairment on equity investment	(15,253)	—	—	—
Gain (loss) on other investments	(28,736)	3,490	(7,160)	(981)
Gain (loss) on disposal of equity investee and available-for-sale investments	712	1,666	(8)	(1)
Non operating income	423	—	—	—
Gain from change in fair value of convertible feature derivative liability	37,250	23,171	45,037	6,170
Foreign currency exchange loss	(7,141)	(7,762)	(762)	(104)
Loss before income tax expense and share of loss in equity method investment	(244,782)	(96,446)	(60,046)	(8,226)
Income tax expense	—	—	—	—
Gain from discontinued operations, net	—	158,809	—	—
Equity in loss of subsidiaries and VIE	(730,077)	(42,360)	(13,378)	(1,833)
Net income (loss)	(974,859)	20,003	(73,424)	(10,059)
Other comprehensive income (loss), net of tax:
Currency translation adjustments	—	—	—	—
Total comprehensive income (loss)	(974,859)	20,003	(73,424)	(10,059)

PARENT COMPANY CONDENSED BALANCE SHEETS

AS OF DECEMBER 31, 2023 AND 2024

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
			(Note 3)
		(in thousands)
ASSETS
Current assets:
Cash and cash equivalents	12,438	474	65
Prepayments and other current assets, net	—	1,278	175
Amounts due from intercompany	2,530,726	2,580,327	353,503
Total current assets	2,543,164	2,582,079	353,743
Investments	8,194	238,713	32,704
Investments in subsidiaries and VIE	(2,031,984)	(2,043,980)	(280,024)
Call option assets	—	15,843	2,171
Total assets	519,374	792,655	108,594

LIABILITIES
Current liabilities:
Amounts due to intercompany	215,005	301,066	41,247
Accrued expenses and other current liabilities	4,075	3,838	526
Interest payable	268	1,480	203
Convertible bonds	49,933	43,061	5,899
Warrants	28,605	—	—
Total current liabilities	297,886	349,445	47,875
Put option liabilities	—	1,923	263
Convertible bonds	16,746	—	—
Total Liabilities	314,632	351,368	48,138

Ordinary shares contingently redeemable	—	102,638	14,061

SHAREHOLDERS’ EQUITY
Class A ordinary shares	95,375	258,481	35,412
Class B ordinary shares	944	4,490	615
Additional paid-in capital	4,471,156	4,510,451	617,929
Statutory reserves	7,327	7,327	1,004
Accumulated other comprehensive loss	(11,742)	(11,890)	(1,629)
Accumulated deficit	(4,358,318)	(4,430,210)	(606,936)
Total shareholders’ equity	204,742	338,649	46,395
Total liabilities, ordinary shares contingently redeemable, and shareholders’ equity	519,374	792,655	108,594

PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2022 2023 AND 2024

	2022	2023	2024	2024
	RMB	RMB	RMB	US$
			(in thousands)	(Note 3)
Cash flows from operating activities:
Net income (loss)	(974,859)	20,003	(73,424)	(10,059)
Adjustments for:
Share-based compensation expense	202,346	70,760	44,675	6,120
Amortization of discount and interest on convertible notes	23,075	25,967	30,289	4,150
Foreign currency exchange (gain) loss	(166)	(785)	148	20
Cancellation of ordinary shares	(1,876)	—	—	—
Equity in loss (income) of subsidiaries and VIE	781,292	(117,204)	10,173	1,394
Gain from change in fair value of conversion feature derivative liability	(37,250)	(23,171)	(45,037)	(6,170)

Changes in operating assets and liabilities:
Change in prepayments and other current assets	56	—	(1,278)	(175)
Change in amounts due from intercompany	49,338	(15,563)	36,461	4,995
Change in accrued expenses and other current liabilities	(46,565)	(11,952)	1,686	231
Increase/(Decrease) in interest payable	1,193	(2,432)	1,243	170
Net cash provided by (used in) operating activities	(3,416)	(54,377)	4,936	676

Cash flows from investing activities:
Purchase of property, plant and equipment	(17,640)	—	—	—
Net cash used in investing activities	(17,640)	—	—	—

Cash flows from financing activities:
Proceeds from the issuance of convertible note	33,704	85,349	—	—
Purchase of other investment	(22,277)	—	—	—
Proceeds from disposal of other investment	15,228	5,163	5	1
Repayments of convertible notes and interest-free loan	—	(42,903)	(34,390)	(4,711)
Proceeds from equity financing	—	—	17,783	2,436
Net cash provided by (used in) financing activities	26,655	47,609	(16,602)	(2,274)
Effect of foreign exchange rate changes on cash and cash equivalents	861	502	(298)	(41)
Net change in cash and cash equivalents	6,460	(6,266)	(11,964)	(1,639)
Cash and cash equivalents, beginning of year	12,244	18,704	12,438	1,704
Cash and cash equivalents, end of year	18,704	12,438	474	65
Supplement disclosure of cash flow information:
Non-cash investing and financing activities:
Share issued for repayments of convertible notes	57,290	24,822	18,161	2,488
Restricted ordinary shares issued in exchange for investments	—	—	230,478	31,575